FAIR VALUE MEASUREMENTS - Warrants Classified (Details)	Oct. 29, 2021
Dividend yield
Fair value measurements
Warrants and Rights Outstanding, Measurement Input	0
Stock price
Fair value measurements
Warrants and Rights Outstanding, Measurement Input	9.67
Volatility
Fair value measurements
Warrants and Rights Outstanding, Measurement Input	12.1
Expected term
Fair value measurements
Warrants and Rights Outstanding, Measurement Input	6.9
Exercise price
Fair value measurements
Warrants and Rights Outstanding, Measurement Input	11.50
Risk-free rate
Fair value measurements
Warrants and Rights Outstanding, Measurement Input	1.32